SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of incentives paid to investors (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Incentives paid to:
New investors		¥ 92,696
Returning investors	¥ 202,463	353,297
Total incentives paid to investors	¥ 202,463	¥ 445,993